Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 4,048	$ 3,788	$ 3,532	$ 11,637	$ 10,062
Non-interest income	3,206	3,234	3,072	9,920	8,927
Total revenue	7,254	7,022	6,604	21,557	18,989
Provision for credit losses	559	605	483	1,737	1,582
Amortization and impairment	287	281	317	854	881
Other non-interest expenses	3,689	3,538	3,365	10,819	9,767
Income (loss) before income taxes	2,719	2,598	2,439	8,147	6,759
Income taxes	623	591	644	1,873	1,487
Net income (loss)	2,096	2,007	1,795	6,274	5,272
Non-controlling interests	2	9	9	19	31
Equity shareholders	2,094	1,998	1,786	6,255	5,241
Average assets	1,103,447	1,096,006	1,012,012	1,098,605	994,820
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,459	2,272	2,183	7,057	6,353
Non-interest income	602	587	592	1,786	1,747
Total revenue	3,061	2,859	2,775	8,843	8,100
Provision for credit losses	444	389	342	1,261	953
Amortization and impairment	58	57	58	173	174
Other non-interest expenses	1,459	1,421	1,414	4,282	4,069
Income (loss) before income taxes	1,100	992	961	3,127	2,904
Income taxes	288	258	268	816	791
Net income (loss)	812	734	693	2,311	2,113
Equity shareholders	812	734	693	2,311	2,113
Average assets	340,683	337,350	333,970	338,754	332,894
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	751	707	585	2,176	1,556
Non-interest income	972	933	938	2,890	2,860
Total revenue	1,723	1,640	1,523	5,066	4,416
Provision for credit losses	21	54	42	114	99
Amortization and impairment	1		1	2	2
Other non-interest expenses	878	833	792	2,563	2,241
Income (loss) before income taxes	823	753	688	2,387	2,074
Income taxes	225	204	187	649	562
Net income (loss)	598	549	501	1,738	1,512
Equity shareholders	598	549	501	1,738	1,512
Average assets	105,275	102,709	96,170	102,750	94,686
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	548	536	477	1,646	1,400
Non-interest income	242	233	254	760	687
Total revenue	790	769	731	2,406	2,087
Provision for credit losses	17	123	47	208	477
Amortization and impairment	23	25	25	71	73
Other non-interest expenses	427	416	395	1,290	1,230
Income (loss) before income taxes	323	205	264	837	307
Income taxes	69	32	48	154	7
Net income (loss)	254	173	216	683	300
Equity shareholders	254	173	216	683	300
Average assets	63,669	65,820	61,793	64,654	60,454
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	176	171	(85)	417	269
Non-interest income	1,330	1,374	1,177	4,208	3,376
Total revenue	1,506	1,545	1,092	4,625	3,645
Provision for credit losses	76	34	41	131	53
Amortization and impairment			2	1	6
Other non-interest expenses	721	719	649	2,144	1,821
Income (loss) before income taxes	709	792	400	2,349	1,765
Income taxes	169	226	111	624	482
Net income (loss)	540	566	289	1,725	1,283
Equity shareholders	540	566	289	1,725	1,283
Average assets	381,214	370,517	321,784	375,881	309,523
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	114	102	372	341	484
Non-interest income	60	107	111	276	257
Total revenue	174	209	483	617	741
Provision for credit losses	1	5	11	23
Amortization and impairment	205	199	231	607	626
Other non-interest expenses	204	149	115	540	406
Income (loss) before income taxes	(236)	(144)	126	(553)	(291)
Income taxes	(128)	(129)	30	(370)	(355)
Net income (loss)	(108)	(15)	96	(183)	64
Non-controlling interests	2	9	9	19	31
Equity shareholders	(110)	(24)	87	(202)	33
Average assets	$ 212,606	$ 219,610	$ 198,295	$ 216,566	$ 197,263